UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.
Munder @Vantage Fund

Munder @Vantage Fund®

Portfolio of Investments, March 31, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 82.6%
Consumer Discretionary — 18.7%
Hotels, Restaurants & Leisure — 0.8%
2,300	Ctrip.com International Ltd., ADR	$190,210

Internet & Catalog Retail — 15.5%
6,200	Amazon.com, Inc. †	226,362
10,300	Celebrate Express, Inc. †	129,780
8,300	drugstore.com, inc. †	25,647
12,000	eDiets.com, Inc. †	63,960
33,835	Expedia, Inc. †	685,835
7,200	FTD Group, Inc. †	69,768
12,600	GSI Commerce, Inc. †	214,200
25,735	IAC/ InterActiveCorp †	758,411
19,700	Netflix, Inc. †	571,103
4,000	PetMed Express, Inc. †	71,080
16,750	priceline.com Incorporated †	416,070
20,373	Stamps.com Inc. †	718,352

		3,950,568

Media — 2.4%
12,000	Digital Music Group, Inc. †	112,452
6,800	Getty Images, Inc. †	509,184

		621,636

Total Consumer Discretionary		4,762,414

Financials — 3.9%
Capital Markets — 3.9%
19,500	E*TRADE Financial Corporation †	526,110
22,400	TD AMERITRADE Holding Corporation †	467,488

		993,598

Industrials — 4.6%
Commercial Services & Supplies — 4.6%
3,500	51job, Inc., ADR †	53,900
22,300	Monster Worldwide, Inc. †	1,111,878

		1,165,778

Information Technology — 55.1%
Communications Equipment — 2.0%
2,100	Option N.V. †	211,734
5,900	QUALCOMM Incorporated	298,599

		510,333

Computers & Peripherals — 5.3%
10,800	Apple Computer, Inc. †	677,376
46,000	EMC Corporation †	626,980
900	Rackable Systems, Inc. †	47,565

		1,351,921

Information Technology Services — 1.8%
9,200	CheckFree Corporation †	464,600

Internet Software & Services — 41.2%
12,800	24/7 Real Media, Inc. †	133,888
3,700	Akamai Technologies, Inc. †	121,693
6,500	Aptimus, Inc. †	41,990
18,000	aQuantive, Inc. †	423,720
15,900	Autobytel, Inc. †	76,638
8,790	Bankrate, Inc. †	382,892
28,700	CNET Networks, Inc. †	407,827
11,000	Digitas, Inc. †	158,400
27,400	eBay, Inc. †	1,070,244
4,700	Google Inc., Class A †	1,833,000
143,000	HomeStore, Inc. †	938,080
8,100	HouseValues, Inc. †	66,744
13,100	Hurray! Holding Co., Ltd., ADR †	114,101
20,500	iVillage, Inc. †	172,405
3,600	j2 Global Communications, Inc. †	169,200
20,700	Knot, Inc. (The) †	374,670
7,100	Liquidity Services, Inc. †	86,975
12,700	LivePerson, Inc. †	91,948
28,000	NetEase.com, Inc., ADR †	687,120
3,500	Openwave Systems Inc. †	75,530
28,900	SINA Corporation †	806,310
12,400	Sohu.com, Inc. †	330,956
73,200	Tencent Holdings Ltd †	123,114
8,725	TOM Online, Inc., ADR †	221,964
3,500	Travelzoo, Inc. †	68,530
16,632	ValueClick, Inc. †	281,414
6,600	Websense, Inc. †	182,028
32,500	Yahoo!, Inc. †	1,048,450

		10,489,831

Semiconductors & Semiconductor Equipment — 0.7%
5,000	Advanced Micro Devices, Inc. †	165,800

Software — 4.1%
4,968	Adobe Systems Incorporated †	173,483
4,250	Blackboard, Inc. †	120,742
7,500	Check Point Software Technologies Ltd. †	150,150
30,302	Intermap Technologies Corp. †	148,675
8,300	KongZhong Corporation, ADR †	109,643

5,200	Red Hat, Inc. †	145,496
13,100	Shanda Interactive Entertainment Limited, ADR †	187,985

		1,036,174

Total Information Technology		14,018,659

Telecommunication Services — 0.3%
Wireless Telecommunication Services — 0.3%
13,000	Linktone Ltd., ADR †	85,150

TOTAL COMMON STOCKS
(Cost $16,822,268)		21,025,599

LIMITED PARTNERSHIPS — 15.7%
Information Technology — 15.7%
Multi-Industry — 12.8%
1,662,500	CenterPoint Ventures III (Q) L.P. †,(e),(f),(g),(h)	829,563
1,700,000	New Enterprise Associates 10, L.P. †,(e),(f),(g),(h)	1,263,965
580,000	Telesoft II QP, L.P. †,(e),(f),(g),(h)	464,595
1,004,690	Trident Capital Fund V, L.P. †,(e),(f),(g),(h)	707,823

		3,265,946

Semiconductors & Semiconductor Equipment — 2.9%
2,500,000	Tech Farm Ventures (Q) L.P. †,(e),(f),(g)	727,810

TOTAL LIMITED PARTNERSHIPS
(Cost $6,827,852)		3,993,756

PREFERRED STOCK — 1.5%
(Cost $999,999)
Information Technology — 1.5%
Computers & Peripherals — 1.5%
444,444	Alacritech Information, Series C †,(e),(f),(g)	387,318

Principal Amount

REPURCHASE AGREEMENT(d) — 0.9%
(Cost $237,000)
$237,000	Agreement with State Street Bank and Trust Company, 4.500% dated 03/31/2006, to be repurchased at $237,089 on 04/03/2006, collateralized by $250,000 FNMA, 4.125% maturing 05/10/2010 (value $244,375)	237,000

TOTAL INVESTMENTS
(Cost $24,887,119)(i)	100.7%	$25,643,673

†	Non-income producing security.

(a)	All percentages are based on net assets of the Munder @Vantage Fund® (the “Fund”) as of March 31, 2006.

(b)	The Fund primarily invests in equity securities of U.S. and non-U.S. companies considered by Munder Capital Management, the Advisor, to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Fair valued security as of March 31, 2006 (see note (c) above). As of March 31, 2006, these securities represent $4,381,074, 17.2% of net assets.

(f)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 40% of its net assets in illiquid securities. At March 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,381,074, 17.2% of net assets.

Security	Acquisition Date	Cost

Alacritech Information, Series C	12/13/2001	$999,999
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
	11/29/2004	75,000
	04/18/2005	75,000
	07/15/2005	112,500
	11/21/2005	100,000
	03/15/2006	75,000
New Enterprise Associates 10, L.P.	10/26/2000	144,297
	01/04/2001	72,149
	07/27/2001	36,074
	09/26/2001	72,149
	01/16/2002	76,335
	04/23/2002	76,335
	07/12/2002	76,335
	11/12/2002	76,335
	02/04/2003	77,191
	07/16/2003	78,243
	09/19/2003	80,736
	12/10/2003	80,990
	04/19/2004	81,276
	08/16/2004	82,265
	12/28/2004	87,778
	07/11/2005	48,359
	01/13/2006	50,000
	03/10/2006	50,000
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P	03/16/2001	242,928
	12/11/2002	71,653
	12/09/2003	35,827
	06/04/2004	71,653
	12/10/2004	71,653

Trident Capital Fund V, L.P.	10/18/2000	166,662
	06/26/2002	58,821
	11/08/2002	58,821
	01/15/2003	117,641
	10/01/2003	59,475
	12/05/2003	59,475
	02/06/2004	59,475
	06/10/2004	62,132
	11/23/2004	62,938
	01/28/2005	62,938
	08/02/2005	37,763
	10/17/2005	53,910

(h)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At March 31, 2006, the Fund had total commitments to contribute $1,764,543 to various issuers when and if required.

(i)	At March 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,119,061, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,362,507 and net appreciation for financial reporting purposes was $756,554. At March 31, 2006, aggregate cost for financial reporting purposes was $24,887,119.

ABBREVIATIONS:

ADR	—	American Depositary Receipt
FNMA	—	Federal National Mortgage Association

At March 31, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	69.2%	$17,604,587
China	11.4	2,910,453
Belgium	0.8	211,734
Israel	0.6	150,150
Canada	0.6	148,675

TOTAL COMMON STOCKS	82.6	21,025,599
LIMITED PARTNERSHIPS	15.7	3,993,756
PREFERRED STOCK	1.5	387,318
REPURCHASE AGREEMENT	0.9	237,000

TOTAL INVESTMENTS	100.7%	$25,643,673

Item 2. Controls and Procedures.
(a)      Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE MUNDER @VANTAGE FUND

By:	/s/ John S. Adams
John S. Adams
President

Date:	May 26, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 26, 2006

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 26, 2006

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.